PACE® Select Advisors Trust

Prospectus Supplement  | August 1, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Municipal Fixed Income Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Municipal Fixed Income Investments ("PACE Municipal Fixed Income") and PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets"), each a series of PACE Select Advisors Trust (each a "fund" and together, the "funds"). At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, to be effective immediately.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 21 of the Multi-Class Prospectus is revised by replacing footnote 1 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 0.90% for Class A, 1.40% for Class C and 0.65% for Class Y; and (2) waive its management fees through November 30, 2017 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2017, the expense caps noted in item (1) of the previous sentence are as follows: 0.82% for Class A, 1.32% for Class C and 0.57% for Class Y, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory

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contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 59 of the Multi-Class Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 1.75% for Class A, 2.50% for Class C and 1.50% for Class Y. Effective August 1, 2017, the expense caps are as follows: 1.70% for Class A, 2.45% for Class C and 1.45% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Municipal Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 22 of the Class P Prospectus is revised by replacing footnote 1 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 0.65%; and (2) waive its management fees through November 30, 2017 to reflect a lower management fee paid by the fund to UBS AM. Effective August 1, 2017, the expense cap noted in item (1) of the previous sentence is 0.57%, and the waiver of management fees noted in item (2) of the previous sentence is terminated. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (1)) to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Class P Prospectus is revised by replacing footnote 2 to the table in its entirety with the following:

The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2017 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed, prior to August 1, 2017, 1.50%. Effective August 1, 2017, the expense cap is 1.45%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-captioned "Investment management and administration arrangements" beginning on page 89 of the SAI is revised by replacing the seventh paragraph and the entries for PACE Municipal Fixed Income and PACE International Emerging Markets in the following table of that sub-section in their entirety with the following:

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the funds for certain operating expenses in order to maintain the total annual operating expenses of each class (excluding expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2017 at a level not to exceed certain specified amounts. Each fund will repay UBS AM for any such waived fees/reimbursed expenses during the three-year period following the period during which UBS AM waived fees or reimbursed expenses, to the extent that repayment can be made without causing the operating expenses of the fund or class during a year in which repayment is made to exceed these expense caps. The amounts of the expense caps for each fund and each share class are shown in the table below, and are current as of the date of this SAI (with the exception of the amounts for PACE Municipal Fixed Income Investments and PACE International Emerging Markets Equity Investments as noted below); the table also shows, for the fiscal year ended July 31, 2016, UBS AM's fee waivers/expense reimbursements (which may be subject to repayment by the funds through July 31, 2019) and recoupments.

Fund	Class A Expense Cap		Class C Expense Cap		Class Y Expense Cap		Class P Expense Cap		Fee waivers/ expense reimbursement	Recoupments
PACE Municipal Fixed Income Investments	0.82	%*	1.32	%*	0.57	%*	0.57	%*	—	—
PACE International Emerging Markets Equity Investments	1.70	**	2.45	**	1.45	**	1.45	**	—	—

*  The expense caps shown for PACE Municipal Fixed Income Investments above are effective as of August 1, 2017. Prior to August 1, 2017, the expense caps for this fund were as follows: 0.90% for Class A, 1.40% for Class C, 0.65% for Class Y and 0.65% for Class P.

**  The expense caps shown for PACE International Emerging Markets Equity Investments above are effective as of August 1, 2017. Prior to August 1, 2017, the expense caps for this fund were as follows: 1.75% for Class A, 2.50% for Class C, 1.50% for Class Y and 1.50% for Class P.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.